Financial instruments with preferred rights	12 Months Ended
Dec. 31, 2021
Financial instruments with preferred rights
Financial instruments with preferred rights

30.Financial instruments with preferred rights

The Group had completed a series of financing by issuing shares with preferred rights including conversion feature, liquidation preferences and redemption rights (“Preferred Shares”), of which the preferred shares issued by Genetron Health before July 2019 were converted to shares of the Company on one-for-five basis upon the Reorganization, with following details:

			Number of	Subscription/
			Preferred Shares	(repurchase)
Date of subscription	Round	Note	of the Company	consideration
			(in thousands)	RMB’000
July 17, 2015	Series A-1		39,200	70,000
August 6, 2015	Series A-1		8,400	15,000
September 24, 2015	Series A-2		19,760	50,000
September 18, 2016	Series B		25,358	100,000
November 2, 2016	Series B		18,005	71,000
October 10, 2017	Series C		51,525	350,000
December 29, 2017	Series C		8,835	60,000
November 18, 2019	Series A-1, A-2, B	24(iv)	(6,933)	(48,105)
November 19, 2019	Series C-2	24(iv)	15,205	105,325
November 19, 2019	Series D	24(v)	34,148	351,243
February 19, 2020	Series D-2	24(vi)	6,829	70,026
			220,332

The Group designated the entire instruments as financial liabilities at FVPL with the changes in the fair value recorded in the consolidated statements of loss, except for the changes in fair value due to own credit risk, which were recorded in other comprehensive losses. The accumulated fair value change due to own credit risk amounting to RMB27,355,000 was reclassified to accumulated losses upon conversion of these financial instruments with preferred rights into ordinary shares in 2020.

30.Financial instruments with preferred rights (Continued)

Movements of financial instruments with preferred rights during the years ended December 31, 2019, 2020 and 2021 are:

RMB’000
Year ended December 31, 2019
At January 1, 2019	1,320,712
Repurchase of Series A-1, A-2, B preferred shares	(48,105)
Issuance of Series C-2 preferred shares	105,325
Issuance of Series D preferred shares	351,243
Changes in fair value recognized in profit or loss	333,401
Changes in fair value due to own credit risk recognized in OCI	17,299
Other loss	26,542
Exchange differences	(83)
At December 31, 2019	2,106,334

Year ended December 31, 2020
At January 1, 2020	2,106,334
Issuance of Series D-2 preferred shares	70,026
Changes in fair value recognized in profit or loss	2,823,370
Changes in fair value due to own credit risk recognized in OCI	72
Conversion into ordinary shares	(4,999,811)
Others	9
At December 31, 2020 and December 31, 2021	—